BASIS OF PRESENTATION AND GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND GOING CONCERN

The accompanying unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation SX. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements, and should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2014. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim period presented have been reflected herein. The results of operations for the interim period are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosures contained in the audited consolidated financial statements for the most recent fiscal period have been omitted.

Principles of Consolidation – The condensed consolidated financial statements include the accounts of the Company, its subsidiaries and Atlas. All significant intercompany balances and transactions have been eliminated.

Going Concern – The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred cumulative net losses of $10,011,131 since its inception and requires additional capital for its contemplated operational and marketing activities to take place.

Additional financing may not be available to the Company when needed or, if available, it may not be obtained on commercially reasonable terms. If the Company is not able to obtain the additional financing on a timely basis, if and when it is needed, the Company will be forced to delay or scale down some or all of its business activities, sell certain business assets or perhaps even cease the operation of its business. Since inception the Company has funded its operations primarily through equity and debt financings and it expects that it will continue to fund its operations through equity and debt financing. If the Company raises additional financing by issuing equity securities, its existing stockholders’ ownership will be diluted. Obtaining commercial loans, assuming those loans would be available, will increase the Company’s liabilities and future cash commitments.

Principles of Consolidation – The consolidated financial statements include the accounts of the Company, its subsidiaries and Atlas. All significant intercompany balances and transactions have been eliminated.

Going Concern – The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred cumulative net losses of $7,271,175 since its inception and requires additional capital for its contemplated operational and marketing activities to take place. The Company's ability to raise additional capital through the future issuance of common stock is unknown. Additional financing, the successful development of the Company's contemplated plan of operations, and its transition, ultimately, to the attainment of profitable operations, are necessary for the Company to continue operations. The ability to successfully resolve these factors raise substantial doubt about the Company's ability to continue as a going concern. The financial statements of the Company do not include any adjustments that may result from the outcome of these aforementioned uncertainties.